Valuation of derivatives, interest cost from labor obligations and other financial items, net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Valuation of derivatives, interest cost from labor obligations and other financial items, net
Note 22. Valuation of derivatives, interest cost from labor obligations and other financial items, net
For the years ended December 31, 2021, 2022 and 2023, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2021		2022		2023
Loss in valuation of derivatives, net (Note 7)	Ps.	(6,755,214)	Ps.	(28,639,687)	Ps.	(10,268,520)
Capitalized interest expense (Note 10 b)		1,527,259		1,514,654		1,442,077
Commissions		(1,067,381)		(1,061,278)		(1,190,435)
Interest cost of labor obligations (Note 18)		(14,375,520)		(12,376,939)		(13,573,881)
Contractual earn-out from business combination (Note 4)		—		4,271,250		2,206,671
Interest expense on taxes		(243,075)		(190,822)		(220,983)
Recognized dividend income (3) (Note 4)		2,628,600		6,155,993		4,551,827
Contractual compensation from business combination		—		—		(647,013)
Impairment to notes receivable from joint venture		—		—		(12,184,562)
Impairment of joint venture		—		—		(4,677,782)
Allowance of doubtful accounts (1)		—		—		(1,051,288)
Gain on net monetary positions		4,876,842		11,538,061		9,321,480
Other financial cost (2)		(835,028)		(327,451)		(522,259)

Total	Ps.	(14,243,517)	Ps.	(19,116,219)	Ps.	(26,814,668)

(1)	This figure is related to certain uncollectible balances.
(2)	Excludes discontinued operations of TracFone, Chile and Panama for the years ended 2021 and 2022. (See note 2ac)
(3)	Dividend received during 2021, 2022 and 2023 by Ps. 2,628,600, Ps, 5,426,370 and Ps. 4,590,313, respectively.